Cover Page	Oct. 29, 2026
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	XEROX HOLDINGS CORPORATION
Entity Central Index Key	0001770450
Entity Emerging Growth Company	false
Title of 12(b) Security	Xerox Holdings Corporation Common Stock, $1 par value
Trading Symbol	XRX
Security Exchange Name	NASDAQ
Entity File Number	001-39013
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	83-3933743
Entity Address, Address Line One	P.O. Box 4505
Entity Address, Address Line Two	401 Merritt 7
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851-1059
City Area Code	203
Local Phone Number	849-5216
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Former Address
Entity Information [Line Items]
Entity Address, Address Line One	201 Merritt 7
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851-1056
XEROX CORPORATION
Entity Information [Line Items]
Entity Registrant Name	XEROX CORPORATION
Entity Central Index Key	0000108772
Entity Emerging Growth Company	false
Entity File Number	001-04471
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	16-0468020